STOCK OPTIONS AND RESTRICTED SHARE UNITS	12 Months Ended
Dec. 31, 2011
STOCK OPTIONS AND RESTRICTED SHARE UNITS

18. STOCK OPTIONS AND RESTRICTED SHARE UNITS

In 2001, the Company adopted the 2001 Stock Plan (the “2001 Plan”). The Company originally reserved 5,100,000 ordinary shares for issuance to employees, directors and consultants under the Plan. As of December 31, 2007, the authorized number of shares issuable under the Plan was 35,922,737. Options granted under the 2001 Plan may be incentive stock options, nonqualified stock options or stock purchase rights. Options granted under the 2001 Plan generally vest over a four-year period, with 25% vesting after one year and the remaining 75% vesting ratably thereafter. The Company ceased to grant options under the 2001 Plan after December 31, 2007. As of December 31, 2011, 2,589,968 options were outstanding under the 2001 Plan.

In 2007, the Company adopted the 2007 Equity Incentive Plan (the “2007 Plan”). The Company originally reserved 15,000,000 ordinary shares for issuance to employees, directors and consultants under the 2007 Plan. As of December 31, 2009, 2010 and 2011, the authorized number of shares issuable under the Plan was 26,788,107, 32,311,763, and 40,860,293 respectively. The 2007 Plan permits the grant of incentive stock options, nonqualified stock options, restricted shares, restricted share units (“RSUs”), share appreciation rights, performance units and performance shares, stock purchase rights. Shares options granted under 2007 Incentive Plan are generally vested over a four year period. As of December 31, 2011, 15,416,039 options and 13,113,228 RSUs were outstanding under the 2007 Plan.

Restricted share units (“RSUs”) may be granted at any time and from time to time as determined by the Company. The Company will set vesting criteria in its discretion, which will determine the number of restricted share units that will be paid out to the participant. Upon meeting the applicable vesting criteria, the participant will be entitled to receive a payout as determined by the Company.

Except for the stock options and the RSUs discussed above, the Company has not issued any restricted shares, performance units, performance shares and stock purchase rights for each year presented.

The Company adopted the provisions of ASC 718 effective January 1, 2006 and recorded compensation expense of $9,698,738, $10,285,561 and $16,393,012 for the years ended December 31, 2009, 2010 and 2011, respectively.

Stock Options to Employees

The following is a summary of stock option activities under the 2001 and 2007 Plan in 2011:

	Number of options outstanding	Weighted average exercise price
Balance at December 31, 2010	18,209,410	$1.12
Granted (weighted average fair value of $3.53 per share)	2,400,000	$5.55
Exercised	(2,509,266)	$1.01
Forfeited	(94,137)	$0.80
Balance at December 31, 2011	18,006,007	$1.73

Additional information regarding options outstanding as of December 31, 2011 was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Options outstanding	18,006,007	$1.73	6.39 years	$94,146,197
Options vested and expected to vest	13,427,967	$1.77	6.45 years	$69,697,593
Options exercisable	10,214,612	$1.28	6.47 years	$57,973,204

As of December 31, 2011, there was $12,165,530 unrecognized compensation expense related to unvested stock options granted under the 2001 and 2007 Plan, which is expected to be recognized over a weighted-average period of 1.22 years.

In 2009, the Company granted 12,808,229 options to certain employees. These options, except 403,000 options granted on May 26, 2009, vest over a four-year period, with 25% vesting after one year and the remaining 75% vesting ratably thereafter. The 403,000 options granted on May 26, 2009 vest over a three-year period, with 1/36 vesting per month. The weighted average exercise price of these options is $0.78 per share. There is no intrinsic value associated with these option grants.

In 2010, the Company granted total 2,596,663 options to certain employees. These options, except 300,000 options granted on May 14, 2010, vest over a four-year period, with 25% vesting after one year and the remaining 75% vesting ratably thereafter, The 300,000 options granted on May 14, 2010 vest over a four-year period, with 1/48 vesting of the total shares per month. The weighted average exercise price of these options is $2.51 per share. There is no intrinsic value associated with these option grants.

In 2011, the Company granted total 2,400,000 options to certain employee. These options vest over a three-year period, with 1/36 vesting of the total shares per month. The exercise price of these options is $5.55 per share. There is no intrinsic value associated with these option grants.

The following table summarizes information regarding options granted in the year ended December 31, 2009, 2010 and 2011, respectively:

Grant date	Number of Options issued	Exercise Price
February 23, 2009	407,835	$0.32
May 26, 2009	403,000	$0.56
May 26, 2009	3,568,594	$0.56
June 8, 2009	850,000	$0.80
June 19, 2009	7,049,800	$0.86
November 14, 2009	529,000	$1.80
	12,808,229

Grant date	Number of Options issued	Exercise Price
March 19, 2010	895,000	$2.03
May 14, 2010	1,701,663	$2.76
	2,596,663

Grant date	Number of Options issued	Exercise Price
June 6, 2011	2,400,000	$5.55

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $0.57, $1.72, and $3.53 respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011, was $1,840,583, $9,427,181 and $15,527,919, respectively.

Option modification

In February 2009, the Company offered an option exchange to certain outstanding options granted under the 2001 Plan, which reduced the number of options and exercise prices of these options. The offer is to exchange the eligible outstanding options, whether vested or unvested, for new options to be granted under the Company’s 2007 Plan. Each new option will be subject to the terms of the 2007 plan with a new vesting period which is the first 3 months cliff vesting, monthly pro rata vesting for the remaining vesting period around 3 years of 10 years’ life period. There were total 1,468,813 shares of original options from 77 employees exchanged to 407,835 shares of new options under this program. The Company compared the fair value of the modified options against the original awards as of the modification date and concluded that there is no incremental compensation cost to be recognized as the number of awards have been reduced during the modification. The modification, the weighted average exercise price before and after the modification are $2.55 and $0.32 respectively. There was no option modification in 2010 and 2011.

The Company values options using the Black-Scholes-Merton option pricing model. The following assumptions were used in determining the fair value of the options for the years ended December 31, 2009, 2010 and 2011, respectively.

	Year ended December 31,
	2009	2010	2011
Risk-free rate of return	2.68%	2.67%	1.95%
Expected life	6.08 years	6.08 years	5.77 years
Expected volatility rate	82 – 85%	77 – 79%	72%
Dividend yield	Nil	Nil	Nil

The Company uses the Black-Scholes-Merton option-pricing model to estimate the fair value of each stock option grant in 2009, 2010 and 2011. The use of a valuation model requires the Company to make certain assumptions with respect to selected model inputs. Expected volatility is calculated based on the historical volatility of the Company’s stock price and four comparable companies’ stock prices. The Company has applied the provisions of ASC 718-10-S99 regarding the use of the simplified method in developing estimates of the expected lives of stock options. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant. Expected dividend yield is determined in view of the Company’s historical dividend as well as expected future pay out rate.

In 2009 and 2010, the Company issued options to part-time employees and board members to purchase 1,755,000 and 300,000 ordinary shares at exercise prices in the range of $0.56 – $2.76 per share. These options are accounted for as equity awards. The options issued have 25% cliff vesting on their first anniversary, and the remaining shares vest 1/48 per month thereafter. The options expire 10 years from the date of grant.

The Company recorded share-based compensation expense of $335,327, $544,111 and $283,344 relating to these option grants for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, 1,924,665 and 1,402,694 options granted to part time employees and board members were outstanding and exercisable, respectively.

RSUs to Employees

The following table summarizes information regarding RSUs granted in the year ended December 31, 2009, 2010 and 2011, respectively:

Grant date	Number of RSUs issued	Fair value on grant date
May 26, 2009	707,278	$0.56
June 19, 2009	795,000	$0.86
November 14, 2009	360,000	$1.80
	1,862,278

Grant date	Number of RSUs issued	Fair value on grant date
March 19, 2010	2,539,750	$2.03
August 5, 2010	895,240	$3.17
	3,434,990

Grant date	Number of RSUs issued	Fair value on grant date
January 4, 2011	3,004,983	$6.08
June 28, 2011	4,360,800	$4.16
November 22, 2011	2,100,000	$8.00
	9,465,783

The RSUs were granted in anticipation of services to be provided from the employee during the respective vesting periods or in certain cases with performance conditions, in addition to the service condition (see last section of Note 18). The Company accounts for RSUs in accordance with ASC 718 and records the fair value of unvested shares equal to the market price on the date of grant with related compensation expense recognized over the vesting period. The Company granted 1,862,278, 3,434,990 and 9,465,783 RSUs, with an aggregate grant-date fair value of approximately $1.73 million, $7.99 million and $53.2 million, for the year ended December 31, 2009, 2010 and 2011, respectively. During the year ended December 31, 2009, 2010 and 2011, 2,786,688, 2,627,178 and 2,098,377 RSUs vested with a total grant-date fair value of $7.74 million, $5.97 million and $6.13 million, respectively. The fair value at the vesting date of the RSUs vested in 2009, 2010 and 2011 are about $2.63 million, $8.07 million and $13.9 million, respectively.

The following is a summary of RSU activities under the 2007 Plan in 2011:

	Number of RSUs outstanding	Weighted-average grant-date fair value
Unvested balance at December 31, 2010	5,931,291	$2.09
Granted	9,465,783	$5.62
Vested	(2,098,377)	$2.92
Forfeited	(185,469)	$4.53
Unvested balance at December 31, 2011	13,113,228	$4.47

As of December 31, 2011, there was $50,268,432 unrecognized compensation expense related to unvested share-based compensation of RSUs granted under the 2007 Plan, which is expected to be recognized over a weighted-average period of 1.31 years.

RSU modification

In December 2009, the Company’s Board of Directors approved an RSU modification to extend the deadline from January 15, 2010 to July 15, 2010 of the performance conditions for certain RSUs granted on January 16, 2008. Such performance conditions were met on April 15, 2010. Other terms of the option grants remain unchanged. The Company compared the fair value of the modified RSUs against the original awards as of the modification date and concluded that there is incremental compensation cost of $0.55 million to be recognized over the remaining vesting period (up to July 2010). Insignificant incremental charge has been recognized in 2009 due to proximity of modification date to the year end.

Stock Reserved for Future Issuance

As of December 31, 2011, the Company reserved the following shares of authorized but unissued ordinary shares for future issuance:

Stock options outstanding	18,006,007
RSUs outstanding	13,113,228
Ordinary shares available for grant	884,883
32,004,118

Stock options and RSUs based on milestones

During the year ended and as of December 31, 2011, the Company had granted and would grant equity awards to certain employees, based on respective stages during technology development (“Milestones”). In 2011, the Company granted 967,050 RSUs (fair value of which amounted to approximately $7.8 million on the date of grant) to certain employees which would vest commencing from the achievement of the Milestones. Upon the achievement of the Milestones, the Company will reward certain employee stock options to subscribe for ADSs of the Company.

The Company assessed the probability of each of the aforementioned Milestones and considered that none of the Milestones is probable as of December 31, 2011 and, accordingly, no expense was recorded in 2011 in connection with the RSUs and the stock options linked to the Milestones.